Note 6 - Stockholders' Equity (Details) - Stock-based Compensation Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	$ 310,076	$ 463,752	$ 575,662
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	231,936	284,352	369,161
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	$ 78,140	$ 179,400	$ 206,501